Derivative financial instruments (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional	R$ 1,091,352,145	R$ 858,277,413
Curve value	(2,221,515)	(5,247,457)
Financial assets, at fair value	(297,630)	(35,508)
Notional amount	1,091,352,145	858,277,413
Swap contract [member] | Trading Assets [Member]
IfrsStatementLineItems [Line Items]
Curve value	9,298,735	11,989,199
Financial assets, at fair value	11,595,591	16,710,659
Notional amount	544,480,673	421,892,846
Swap contract [member] | Trading Assets [Member] | C D I Interbank Deposit Rates [Member]
IfrsStatementLineItems [Line Items]
Curve value	6,039,353	8,288,494
Financial assets, at fair value	6,846,017	9,155,516
Notional amount	424,253,131	212,769,602
Swap contract [member] | Trading Assets [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Curve value	3,257,875	3,593,516
Financial assets, at fair value	4,746,233	7,449,012
Notional amount	118,489,312	207,863,441
Swap contract [member] | Trading Assets [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	1,507	107,189
Financial assets, at fair value	3,341	106,131
Notional amount	1,738,230	1,259,803
Swap contract [member] | Tradng Liabilities [Member]
IfrsStatementLineItems [Line Items]
Curve value	(11,520,250)	(17,236,656)
Financial assets, at fair value	(11,893,221)	(16,746,167)
Notional amount	546,871,472	436,384,567
Swap contract [member] | Tradng Liabilities [Member] | C D I Interbank Deposit Rates [Member]
IfrsStatementLineItems [Line Items]
Curve value	(10,369,508)	(13,645,096)
Financial assets, at fair value	(10,349,447)	(13,848,265)
Notional amount	510,279,375	300,101,297
Swap contract [member] | Tradng Liabilities [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Curve value	(1,150,742)	(3,588,425)
Financial assets, at fair value	(1,353,372)	(2,726,684)
Notional amount	35,498,945	133,470,413
Swap contract [member] | Tradng Liabilities [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value		(3,135)
Financial assets, at fair value	(190,402)	(171,218)
Notional amount	1,093,152	2,812,857
Option contract [member]
IfrsStatementLineItems [Line Items]
Curve value	(2,364,529)	(1,728,092)
Financial assets, at fair value	341,643	505,859
Notional amount	724,241,728	538,580,487
Option contract [member] | Purchased Position [Member]
IfrsStatementLineItems [Line Items]
Curve value	4,436,345	2,889,580
Financial assets, at fair value	6,312,487	4,960,933
Notional amount	300,697,253	248,136,848
Option contract [member] | Purchased Position [Member] | Call Option U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Curve value	2,152,833	1,170,432
Financial assets, at fair value	2,066,252	2,035,002
Notional amount	20,042,978	17,652,929
Option contract [member] | Purchased Position [Member] | Put Option U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Curve value	855,034	449,432
Financial assets, at fair value	900,935	297,814
Notional amount	15,954,554	10,969,754
Option contract [member] | Purchased Position [Member] | Call Option Other [Member]
IfrsStatementLineItems [Line Items]
Curve value	887,741	769,593
Financial assets, at fair value	3,216,466	2,530,004
Notional amount	12,400,038	25,078,274
Option contract [member] | Purchased Position [Member] | Call Option Other [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Curve value	555,307	420,720
Financial assets, at fair value	2,287,818	1,456,616
Notional amount	5,677,984	4,228,408
Option contract [member] | Purchased Position [Member] | Call Option Other [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	332,434	348,873
Financial assets, at fair value	928,648	1,073,388
Notional amount	6,722,054	20,849,866
Option contract [member] | Purchased Position [Member] | Put Option Other [Member]
IfrsStatementLineItems [Line Items]
Curve value	540,737	500,123
Financial assets, at fair value	128,834	98,113
Notional amount	252,299,683	194,435,891
Option contract [member] | Purchased Position [Member] | Put Option Other [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Curve value	113,366	111,802
Financial assets, at fair value	74,030	80,262
Notional amount	204,462	553,161
Option contract [member] | Purchased Position [Member] | Put Option Other [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	427,371	388,321
Financial assets, at fair value	54,804	17,851
Notional amount	252,095,221	193,882,730
Option contract [member] | Sold Position [Member]
IfrsStatementLineItems [Line Items]
Curve value	(6,800,874)	(4,617,672)
Financial assets, at fair value	(5,970,844)	(4,455,074)
Notional amount	423,544,475	290,443,639
Option contract [member] | Sold Position [Member] | Call Option U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Curve value	(629,651)	(597,168)
Financial assets, at fair value	(430,424)	(786,706)
Notional amount	11,780,868	10,516,526
Option contract [member] | Sold Position [Member] | Put Option U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Curve value	(637,961)	(555,932)
Financial assets, at fair value	(681,040)	(275,212)
Notional amount	12,130,582	11,046,513
Option contract [member] | Sold Position [Member] | Call Option Other [Member]
IfrsStatementLineItems [Line Items]
Curve value	(4,452,630)	(2,868,865)
Financial assets, at fair value	(3,443,887)	(3,203,477)
Notional amount	90,098,059	57,500,051
Option contract [member] | Sold Position [Member] | Call Option Other [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Curve value	(2,505,829)	(2,104,995)
Financial assets, at fair value	(1,845,726)	(1,578,796)
Notional amount	25,152,891	21,145,788
Option contract [member] | Sold Position [Member] | Call Option Other [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	(1,946,801)	(763,870)
Financial assets, at fair value	(1,598,161)	(1,624,681)
Notional amount	64,945,168	36,354,263
Option contract [member] | Sold Position [Member] | Put Option Other [Member]
IfrsStatementLineItems [Line Items]
Curve value	(1,080,632)	(595,707)
Financial assets, at fair value	(1,415,493)	(189,679)
Notional amount	309,534,966	211,380,549
Option contract [member] | Sold Position [Member] | Put Option Other [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Curve value	(239,648)	(155,776)
Financial assets, at fair value	(507,171)	(29,908)
Notional amount	2,860,119	1,395,691
Option contract [member] | Sold Position [Member] | Put Option Other [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	(840,984)	(439,931)
Financial assets, at fair value	(908,322)	(159,771)
Notional amount	306,674,847	209,984,858
Futures contract [member]
IfrsStatementLineItems [Line Items]
Curve value
Financial assets, at fair value
Notional amount	567,709,896	785,337,224
Futures contract [member] | Purchased Position [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value
Notional amount	283,663,279	396,239,839
Futures contract [member] | Purchased Position [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Curve value
Financial assets, at fair value
Notional amount	21,182,934	106,481,787
Futures contract [member] | Purchased Position [Member] | Exchange Coupon D D I [Member]
IfrsStatementLineItems [Line Items]
Curve value
Financial assets, at fair value
Notional amount	95,881,997	143,814,584
Futures contract [member] | Purchased Position [Member] | Interest Rates D I 1 And D I A [Member]
IfrsStatementLineItems [Line Items]
Curve value
Financial assets, at fair value
Notional amount	160,220,757	135,768,788
Futures contract [member] | Purchased Position [Member] | Indexes [Member]
IfrsStatementLineItems [Line Items]
Notional amount	3,206,380	7,717,797
Futures contract [member] | Purchased Position [Member] | Treasury Bonds Notes [Member]
IfrsStatementLineItems [Line Items]
Notional amount	3,171,211	2,456,883
Futures contract [member] | Sold Position [Member]
IfrsStatementLineItems [Line Items]
Notional amount	284,046,617	389,097,385
Futures contract [member] | Sold Position [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount	21,545,898	96,976,790
Futures contract [member] | Sold Position [Member] | Indexes [Member]
IfrsStatementLineItems [Line Items]
Notional amount	3,206,380	7,717,797
Futures contract [member] | Sold Position [Member] | Treasury Bonds Notes [Member]
IfrsStatementLineItems [Line Items]
Notional amount	3,171,211	2,456,883
Futures contract [member] | Sold Position [Member] | Foreign Exchange Coupon [Member]
IfrsStatementLineItems [Line Items]
Notional amount	95,902,371	143,814,584
Futures contract [member] | Sold Position [Member] | Interest Rates [Member]
IfrsStatementLineItems [Line Items]
Notional amount	160,220,757	138,131,331
Futures contract [member] | Purchased Commitment [Member]
IfrsStatementLineItems [Line Items]
Curve value	5,957,072	13,065,871
Financial assets, at fair value	47,899,620	18,534,707
Notional amount	221,363,620	226,379,907
Futures contract [member] | Purchased Commitment [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	338,839	8,416,488
Financial assets, at fair value	39,408,926	15,917,171
Notional amount	67,098,260	49,898,477
Futures contract [member] | Purchased Commitment [Member] | Currencies [Member]
IfrsStatementLineItems [Line Items]
Curve value	5,618,233	4,649,383
Financial assets, at fair value	8,490,694	2,617,536
Notional amount	154,265,360	176,481,430
Futures contract [member] | Sold Commitment [Member]
IfrsStatementLineItems [Line Items]
Curve value	(43,353,037)	(6,390,856)
Financial assets, at fair value	(42,147,926)	(18,209,033)
Notional amount	258,759,585	217,342,349
Futures contract [member] | Sold Commitment [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	(508,555)	(456,847)
Financial assets, at fair value	(39,634,499)	(12,057,769)
Notional amount	67,267,976	39,576,293
Futures contract [member] | Sold Commitment [Member] | Currencies [Member]
IfrsStatementLineItems [Line Items]
Curve value	(42,844,482)	(5,934,009)
Financial assets, at fair value	(2,513,427)	(6,151,264)
Notional amount	191,491,609	177,766,056
Forward Contracts And Other [Member]
IfrsStatementLineItems [Line Items]
Curve value	(37,395,965)	6,675,015
Financial assets, at fair value	5,751,694	325,674
Notional amount	R$ 480,123,205	R$ 443,722,256